UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2020

Date of reporting period: September 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 101.1%
Communication Services— 13.0%
Alphabet, Cl A*	48	$58,615
Alphabet, Cl C*	51	62,169
AT&T	1,239	46,884
Comcast, Cl A	798	35,974
Sprint*	89	549
Verizon Communications	688	41,527
Walt Disney	260	33,883

		279,601

Consumer Discretionary— 11.8%
Adient	16	367
Amazon.com*	70	121,514
Aptiv PLC	51	4,458
Autoliv	16	1,262
Best Buy	43	2,967
Carnival	72	3,147
eBay	170	6,626
Ford Motor	700	6,412
Gap	37	642
Garrett Motion*	11	110
General Motors	239	8,958
Goodyear Tire & Rubber	41	591
Hanesbrands	70	1,072
Hasbro	19	2,255
Hilton Worldwide Holdings	53	4,935
Home Depot	75	17,401
Macy’s	49	761
Marriott International, Cl A	53	6,592
Mattel*	65	741
McDonald’s	51	10,950
Newell Brands	72	1,348
Nordstrom	22	741
Ross Stores	69	7,580
Royal Caribbean Cruises	32	3,467
Starbucks	93	8,223
Target	101	10,798
TJX	231	12,876
Whirlpool	12	1,900
Wyndham Destinations	18	828
Yum! Brands	24	2,722

		252,244

Consumer Staples— 4.3%
Archer-Daniels-Midland	96	3,943
Brown-Forman, Cl B	1	63
Bunge	27	1,529
Campbell Soup	13	610
Church & Dwight	16	1,204
Clorox	10	1,519
Coca-Cola	238	12,957
Colgate-Palmolive	61	4,484
Estee Lauder, Cl A	18	3,581
General Mills	45	2,480
Hormel Foods	20	875
Kellogg	18	1,158
Keurig Dr Pepper	27	738
Kimberly-Clark	27	3,835
Kroger	140	3,609
McCormick	7	1,094
Molson Coors Brewing, Cl B	15	862
PepsiCo	100	13,710
Philip Morris International	128	9,719
Procter & Gamble	180	22,388
Tyson Foods, Cl A	23	1,981

		92,339

Energy— 3.1%
Chevron	147	17,434

Description	Shares	Fair Value
ConocoPhillips	86	$4,900
Continental Resources*	12	370
Core Laboratories	6	280
Devon Energy	39	938
Encana	90	414
EQT	20	213
Equitrans Midstream	32	466
Exxon Mobil	344	24,290
Hess	21	1,270
Kinder Morgan	159	3,277
Marathon Oil	130	1,595
Noble Energy	38	853
Occidental Petroleum	65	2,891
Schlumberger	226	7,722

		66,913

Financials— 13.5%
Aflac	135	7,063
Allstate	61	6,630
AXA Equitable Holdings	24	532
Bank of America	1,681	49,035
Bank of New York Mellon	168	7,595
Citigroup	454	31,362
Discover Financial Services	61	4,946
Goldman Sachs Group	66	13,677
Hartford Financial Services Group	64	3,879
JPMorgan Chase	588	69,202
KeyCorp	188	3,354
Moody’s	32	6,555
Morgan Stanley	231	9,857
Prudential Financial	80	7,196
S&P Global	47	11,514
State Street	71	4,202
US Bancorp	275	15,219
Wells Fargo	751	37,880

		289,698

Health Care— 11.3%
Abbott Laboratories	308	25,771
AbbVie	248	18,778
Agilent Technologies	60	4,598
Baxter International	94	8,222
Becton Dickinson	50	12,648
Biogen*	35	8,149
BioMarin Pharmaceutical*	26	1,752
Bristol-Myers Squibb	119	6,034
CVS Caremark	217	13,686
Danaher	96	13,865
Eli Lilly	71	7,940
Gilead Sciences	228	14,451
Illumina*	24	7,301
Jazz Pharmaceuticals*	11	1,410
Johnson & Johnson	470	60,809
Merck	193	16,247
Mylan*	97	1,919
Perrigo	24	1,341
Pfizer	395	14,192
ResMed	23	3,108

		242,221

Industrials— 9.1%
3M	102	16,769
AGCO	12	908
Arconic	35	910
Boeing	47	17,882
Cintas	17	4,558
Cummins	29	4,717
Deere	61	10,290
Delta Air Lines	108	6,221
Eaton	80	6,652

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
Emerson Electric	113	$7,555
FedEx	44	6,405
Fluor	24	459
Fortune Brands Home & Security	22	1,203
General Electric	688	6,151
Honeywell International	58	9,813
IHS Markit*	68	4,548
Illinois Tool Works	57	8,920
Ingersoll-Rand	22	2,711
Johnson Controls International PLC	168	7,374
Lockheed Martin	20	7,801
ManpowerGroup	14	1,180
Masco	57	2,376
Nielsen Holdings PLC	61	1,296
Northrop Grumman	13	4,872
Oshkosh	10	758
Owens Corning	22	1,390
Pentair	26	983
Raytheon	23	4,512
Resideo Technologies*	19	273
Rockwell Automation	24	3,955
Roper Technologies	19	6,776
United Parcel Service, Cl B	128	15,337
United Technologies	61	8,328
Verisk Analytics, Cl A	30	4,744
Wabtec	9	647
WW Grainger	9	2,674
Xylem	36	2,866

		194,814

Information Technology— 29.1%
Accenture PLC, Cl A	130	25,006
Adobe*	101	27,901
Advanced Micro Devices*	201	5,827
Analog Devices	78	8,715
Apple	50	11,198
Cisco Systems	932	46,050
Dell Technologies, Cl C*	50	2,593
DXC Technology	58	1,711
First Solar*	17	986
Hewlett Packard Enterprise	309	4,688
HP	338	6,395
Intel	958	49,366
International Business Machines	188	27,339
Intuit	51	13,563
Lam Research	38	8,782
Mastercard, Cl A	78	21,182
Maxim Integrated Products	55	3,185
Micron Technology*	251	10,755
Microsoft	1,065	148,067
Motorola Solutions	33	5,624
NVIDIA	130	22,629
Oracle	544	29,936
QUALCOMM	229	17,468
salesforce.com*	164	24,344
Seagate Technology	54	2,905
Symantec	136	3,214
Texas Instruments	203	26,236
Visa, Cl A	312	53,667
Western Digital	50	2,982
Workday, Cl A*	30	5,099
Xerox Holdings	51	1,525
Xilinx	56	5,371

		624,309

Materials— 2.1%
Air Products & Chemicals	19	4,215
Alcoa*	16	321
Avery Dennison	17	1,931

Description	Shares	Fair Value
Ball	63	$4,587
Eastman Chemical	12	886
Ecolab	22	4,357
FMC	11	964
Freeport-McMoRan, Cl B	123	1,177
Huntsman	34	791
International Flavors & Fragrances	3	368
International Paper	31	1,296
Linde	97	18,791
Livent*	30	201
Mosaic	27	554
Newmont Goldcorp	43	1,631
PPG Industries	18	2,133
Sonoco Products	16	931

		45,134

Real Estate— 1.9%
AvalonBay Communities‡	27	5,814
CBRE Group, Cl A*	58	3,075
Equinix‡	14	8,075
HCP‡	86	3,064
Jones Lang LaSalle	9	1,251
Kilroy Realty‡	18	1,402
Prologis‡	115	9,800
Welltower‡	67	6,074
Weyerhaeuser‡	54	1,496

		40,051

Utilities— 1.9%
AES	53	866
American Electric Power	38	3,560
American Water Works	33	4,100
CMS Energy	24	1,535
Duke Energy	49	4,697
Entergy	16	1,878
Eversource Energy	25	2,137
Exelon	68	3,285
NextEra Energy	38	8,853
PG&E*	61	610
PPL	55	1,732
Public Service Enterprise Group	38	2,359
Sempra Energy	21	3,100
Xcel Energy	37	2,401

		41,113

Total Common Stock (Cost $2,058,120)		2,168,437

Total Investments - 101.1% (Cost $2,058,120)		$2,168,437

Percentages are based on Net Assets of $2,145,711.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of September 30, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers, if any, between levels are considered to have occurred at the end of the period.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0300

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.5%
Communication Services— 9.6%
Alphabet, Cl A*	61	$74,489
Alphabet, Cl C*	61	74,359
AT&T	3,507	132,705
CenturyLink	530	6,615
Comcast, Cl A	2,155	97,148
Interpublic Group	195	4,204
Sprint*	265	1,635
Verizon Communications	1,962	118,426
Walt Disney	736	95,915

		605,496

Consumer Discretionary— 10.6%
Amazon.com*	181	314,200
Autoliv	44	3,471
Best Buy	112	7,727
Capri Holdings*	72	2,388
Carnival	210	9,179
Darden Restaurants	51	6,029
Dunkin’ Brands Group	36	2,857
eBay	419	16,332
Expedia Group	62	8,333
Ford Motor	716	6,559
Gap	106	1,840
General Motors	640	23,987
Hasbro	56	6,646
Hilton Worldwide Holdings	38	3,538
Kohl’s	80	3,973
Kontoor Brands	22	772
Lululemon Athletica*	48	9,242
Macy’s	171	2,657
Marriott International, Cl A	135	16,790
McDonald’s	317	68,063
MercadoLibre*	8	4,410
Nordstrom	60	2,020
PVH	36	3,176
Royal Caribbean Cruises	86	9,317
Starbucks	492	43,503
Target	240	25,659
Tiffany	52	4,817
TJX	585	32,608
VF	162	14,416
Wyndham Destinations	16	736
Yum! Brands	124	14,065

		669,310

Consumer Staples— 7.3%
Brown-Forman, Cl A	20	1,195
Brown-Forman, Cl B	52	3,265
Campbell Soup	83	3,894
Church & Dwight	97	7,298
Clorox	51	7,745
Coca-Cola	1,551	84,436
Colgate-Palmolive	337	24,773
Conagra Brands	224	6,872
Estee Lauder, Cl A	83	16,513
General Mills	206	11,355
Hershey	56	8,680
JM Smucker	46	5,061
Kellogg	106	6,821
Kimberly-Clark	134	19,035
Kraft Heinz	294	8,213
Kroger	385	9,925
Molson Coors Brewing, Cl B	75	4,313
PepsiCo	549	75,268
Procter & Gamble	952	118,410
Tyson Foods, Cl A	110	9,475
Walgreens Boots Alliance	426	23,562

		456,109

Description	Shares	Fair Value
Energy— 4.5%
Chevron	726	$86,104
ConocoPhillips	438	24,957
EQT	99	1,053
Equitrans Midstream	30	436
Exxon Mobil	1,619	114,318
Marathon Oil	306	3,755
Marathon Petroleum	32	1,944
Occidental Petroleum	294	13,074
Phillips 66	157	16,077
Schlumberger	638	21,800

		283,518

Financials— 12.5%
Aflac	350	18,312
Allstate	158	17,171
American Express	336	39,742
Bank of America	4,118	120,122
Bank of New York Mellon	420	18,988
Citigroup	1,131	78,130
Comerica	74	4,883
Fifth Third Bancorp	300	8,214
First Republic Bank	75	7,253
Goldman Sachs Group	54	11,190
Hartford Financial Services Group	161	9,758
Huntington Bancshares	475	6,778
JPMorgan Chase	1,566	184,303
KeyCorp	474	8,456
MetLife	445	20,986
Northern Trust	102	9,519
PNC Financial Services Group	74	10,372
Principal Financial Group	118	6,743
Prudential Financial	188	16,911
S&P Global	116	28,418
State Street	56	3,315
T Rowe Price Group	114	13,024
US Bancorp	718	39,734
Voya Financial	72	3,919
Wells Fargo	1,992	100,476

		786,717

Health Care— 13.6%
Agilent Technologies	148	11,341
Allergan PLC	164	27,600
AmerisourceBergen, Cl A	78	6,422
Amgen	251	48,571
Anthem	118	28,332
Baxter International	228	19,943
Becton Dickinson	123	31,114
Biogen*	96	22,351
Bio-Rad Laboratories, Cl A*	6	1,996
Bristol-Myers Squibb	633	32,099
Celgene*	253	25,123
Cigna	147	22,313
CVS Caremark	687	43,329
Edwards Lifesciences*	100	21,991
Eli Lilly	335	37,463
Gilead Sciences	625	39,612
Johnson & Johnson	1,262	163,277
McKesson	92	12,573
Merck	977	82,244
Perrigo	72	4,024
Pfizer	2,249	80,807
PRA Health Sciences*	8	794
Quest Diagnostics	66	7,064
Regeneron Pharmaceuticals*	34	9,432
ResMed	72	9,728
UnitedHealth Group	297	64,544

		854,087

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
Industrials— 7.4%
3M	277	$45,539
Alaska Air Group	64	4,154
American Airlines Group	204	5,502
Caterpillar	223	28,167
CSX	372	25,769
Cummins	68	11,061
Delta Air Lines	309	17,798
Eaton	197	16,381
Flowserve	63	2,943
Fluor	66	1,263
General Electric	2,940	26,283
Hexcel	33	2,710
IHS Markit*	172	11,503
Illinois Tool Works	140	21,909
Ingersoll-Rand	95	11,705
Johnson Controls International PLC	442	19,399
ManpowerGroup	28	2,359
Nielsen Holdings PLC	172	3,655
Norfolk Southern	123	22,098
Owens Corning	52	3,287
Pentair	76	2,873
Rockwell Automation	58	9,558
Union Pacific	340	55,073
United Parcel Service, Cl B	319	38,223
United Technologies	312	42,594
Verisk Analytics, Cl A	76	12,019
Wabtec	12	862
Waste Management	148	17,020
Xylem	82	6,529

		468,236

Information Technology— 27.4%
Accenture PLC, Cl A	388	74,632
Adobe*	282	77,902
Advanced Micro Devices*	524	15,191
Alliance Data Systems	24	3,075
Apple	1,681	376,494
Autodesk*	126	18,610
Cognizant Technology Solutions, Cl A	108	6,509
Fidelity National Information Services	154	20,445
Hewlett Packard Enterprise	834	12,652
HP	1,016	19,223
Intel	2,703	139,286
International Business Machines	524	76,200
Intuit	144	38,295
Jabil	30	1,073
Keysight Technologies*	100	9,725
Leidos Holdings	26	2,233
Mastercard, Cl A	343	93,148
Microsoft	2,765	384,418
Motorola Solutions	96	16,359
NVIDIA	380	66,147
ON Semiconductor*	76	1,460
Oracle	499	27,460
QUALCOMM	758	57,820
salesforce.com*	435	64,571
Symantec	112	2,647
TE Connectivity	198	18,450
Texas Instruments	564	72,891
VMware, Cl A	44	6,603
Workday, Cl A*	82	13,937
Xerox Holdings	116	3,469

		1,720,925

Materials— 1.4%
Air Products & Chemicals	84	18,636
Alcoa*	73	1,465

Description	Shares	Fair Value
Eastman Chemical	52	$3,839
Ecolab	98	19,408
FMC	54	4,735
International Flavors & Fragrances	38	4,662
International Paper	160	6,691
Linde	44	8,524
Livent*	40	268
Mosaic	147	3,014
Newmont Goldcorp	212	8,039
PPG Industries	91	10,784

		90,065

Real Estate— 2.1%
Apartment Investment & Management, Cl A‡	71	3,702
AvalonBay Communities‡	68	14,642
CBRE Group, Cl A*	142	7,528
Equinix‡	38	21,918
HCP‡	223	7,945
Host Hotels & Resorts‡	348	6,017
Iron Mountain‡	140	4,535
Jones Lang LaSalle	20	2,781
Kilroy Realty‡	48	3,739
Kimco Realty‡	204	4,260
Macerich‡	52	1,643
Prologis‡	302	25,736
Welltower‡	184	16,680
Weyerhaeuser‡	295	8,171

		129,297

Utilities— 2.1%
American Water Works	88	10,932
CenterPoint Energy	191	5,765
CMS Energy	110	7,035
Consolidated Edison	122	11,525
Dominion Energy	255	20,665
Edison International	124	9,352
Entergy	71	8,333
Eversource Energy	125	10,684
Exelon	372	17,971
PG&E*	266	2,660
PPL	264	8,313
Sempra Energy	108	15,942

		129,177

Total Common Stock (Cost $5,881,156)		6,192,937

SHORT-TERM INVESTMENT — 1.5%
Invesco Government & Agency, Cl Institutional, 1.83%(A)	90,882	90,882

Total Short-Term Investment (Cost $90,882)		90,882

Total Investments - 100.0% (Cost $5,972,038)		$6,283,819

Percentages are based on Net Assets of $6,284,469.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate shown represents the 7-day effective yield as of September 30, 2019.

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Cl — Class

PLC — Public Limited Company

As of September 30, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers, if any, between levels are considered to have occurred at the end of the period.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0300

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 96.1%
Australia — 6.8%
AGL Energy	161	$2,082
Australia & New Zealand Banking Group	713	13,725
Brambles	407	3,132
Dexus‡	186	1,498
Fortescue Metals Group	507	3,012
GPT Group‡	339	1,409
Mirvac Group‡	707	1,460
National Australia Bank	676	13,551
Qantas Airways	188	798
Santos	444	2,316
Stockland‡	408	1,253
Telstra	993	2,352
Vicinity Centres‡	1,158	2,009
Westpac Banking	811	16,225
Woodside Petroleum	230	5,027

Total Australia		69,849

Austria — 0.2%
OMV	33	1,771

Total Austria		1,771

Canada — 2.2%
CAE	38	965
First Quantum Minerals	562	4,721
Gildan Activewear	31	1,100
Kinross Gold*	219	1,008
Newmont Goldcorp	55	2,080
Suncor Energy	252	7,949
Teck Resources, Cl B	189	3,064
Thomson Reuters	32	2,139

Total Canada		23,026

China — 0.3%
Bank of Communications, Cl H	981	641
BYD, Cl H	34	170
China Mobile	103	852
Lenovo Group	2,244	1,498
Towngas China*	59	44

Total China		3,205

Colombia — 0.0%
Millicom International Cellular	1	49

Total Colombia		49

Denmark — 1.9%
Coloplast, Cl B	18	2,168
GN Store Nord	21	853
ISS	22	544
Novo Nordisk, Cl B	267	13,726
Vestas Wind Systems	28	2,174

Total Denmark		19,465

Finland — 0.2%
Neste	68	2,251

Total Finland		2,251

France — 3.8%
Aeroports de Paris	6	1,067
Air France-KLM*	36	377
ALD	11	157
AXA	248	6,333
Credit Agricole	156	1,894
Gecina‡	6	943
JCDecaux	8	217
Kering	19	9,683
Legrand	49	3,497
Peugeot	91	2,269

Description	Shares	Fair Value
Rexel	127	$1,359
Societe Generale	419	11,481

Total France		39,277

Germany — 2.7%
adidas	43	13,388
Covestro	24	1,188
Henkel & KGaA	18	1,648
LANXESS	57	3,479
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	29	7,504
Telefonica Deutschland Holding	30	84

Total Germany		27,291

Hong Kong — 0.0%
Li & Fung	395	45
New World Development	45	59
Swire Properties	66	207

Total Hong Kong		311

Malaysia — 0.2%
IOI	195	206
Malayan Banking	861	1,750
Sime Darby	502	270
Sime Darby Plantation	200	226

Total Malaysia		2,452

Mexico — 0.1%
Grupo Financiero Banorte, Cl O	111	598

Total Mexico		598

Netherlands — 3.4%
ABN AMRO Bank	57	1,005
Akzo Nobel	179	15,957
APERAM	10	244
ING Groep	1,574	16,477
Unilever	23	1,383

Total Netherlands		35,066

Norway — 0.2%
DNB	104	1,832

Total Norway		1,832

Philippines — 0.0%
Ayala	1	17

Total Philippines		17

Singapore — 0.5%
City Developments	186	1,321
Olam International	308	401
Sembcorp Industries	253	381
Wilmar International	1,104	2,979

Total Singapore		5,082

South Africa — 0.1%
Barloworld	10	76
Gold Fields	9	45
Sasol	6	100
Standard Bank Group	61	704
Vodacom Group	25	197

Total South Africa		1,122

Spain — 0.5%
Enagas	49	1,136
Prosegur Cia de Seguridad	86	335

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Description	Shares	Fair Value
Repsol	247	$3,861

Total Spain		5,332

Sweden — 2.3%
Assa Abloy, Cl B	118	2,627
Atlas Copco, Cl A	38	1,170
Atlas Copco, Cl B	44	1,193
BillerudKorsnas	9	97
SKF, Cl B	42	694
Telefonaktiebolaget LM Ericsson, Cl B	2,099	16,773
Telefonaktiebolaget LM Ericsson, Cl A	45	360

Total Sweden		22,914

Switzerland — 13.1%
Nestle	699	75,836
Roche Holding - BR	5	1,447
Roche Holding - GENUS	183	53,256
SGS	1	2,479
Swisscom	4	1,973

Total Switzerland		134,991

United Kingdom — 0.2%
British Land‡	10	72
Investec PLC	2	10
Lloyds Banking Group PLC	1,083	721
RELX PLC	28	665
Standard Chartered PLC	18	151
United Utilities Group PLC	2	20
WPP PLC	8	100

Total United Kingdom		1,739

United States — 57.4%
Communication Services— 3.7%
Walt Disney	289	37,663

Consumer Discretionary— 5.8%
Ford Motor	603	5,524
General Motors	237	8,883
NIKE, Cl B	248	23,292
Starbucks	251	22,193

		59,892

Consumer Staples— 7.9%
Colgate-Palmolive	163	11,982
Kimberly-Clark	58	8,239
Procter & Gamble	488	60,697

		80,918

Energy— 2.3%
ConocoPhillips	230	13,105
Hess	49	2,963
Occidental Petroleum	170	7,560

		23,628

Financials— 6.3%
Bank of America	1,541	44,951
Goldman Sachs Group	56	11,605
Morgan Stanley	193	8,236

		64,792

Health Care— 11.3%
AbbVie	282	21,353
Biogen*	43	10,011
Merck	719	60,526
Pfizer	683	24,540

		116,430

Description	Shares	Fair Value
Industrials— 3.7%
3M	96	$15,782
Cintas	19	5,094
Johnson Controls International PLC	189	8,295
ManpowerGroup	14	1,179
Nielsen Holdings PLC	58	1,233
Rockwell Automation	24	3,955
Xylem	29	2,309

		37,847

Information Technology— 15.6%
Hewlett Packard Enterprise	2,189	33,207
HP	359	6,792
Intel	747	38,493
Microsoft	439	61,034
Symantec	895	21,149

		160,675

Materials— 0.5%
Avery Dennison	17	1,931
Newmont Goldcorp	86	3,261

		5,192

Utilities— 0.3%
AES	151	2,467

Total United States		589,504

Total Common Stock (Cost $970,744)		987,144

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel & KGaA (A)	31	3,068

Total Preferred Stock (Cost $3,803)		3,068

SHORT-TERM INVESTMENT — 3.5%
Invesco Government & Agency, Cl Institutional, 1.83%(B)	36,159	36,159

Total Short-Term Investment (Cost $36,159)		36,159

Total Investments - 99.9% (Cost $1,010,706)		$1,026,371

Percentages are based on Net Assets of $1,027,711.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of September 30, 2019.

Cl — Class

PLC — Public Limited Company

As of September 30, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Transfers, if any, between levels are considered to have occurred at the end of the period.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer and Principal Financial Officer

Date: November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President and Principal Executive Officer

Date: November 29, 2019

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Treasurer and Principal Financial Officer

Date: November 29, 2019